SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Jun. 18, 2025	Jun. 13, 2025
IPO [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	487,500	3,250,000
Sale of stock, price per share	$ 4.00	$ 4.00
Gross proceeds		$ 13.0
Warrant term		5 years
Warrant exericise price	5.00	$ 5.00
IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		3,250,000
Sale of stock, price per share	$ 4.00	$ 4.00
Gross proceeds		$ 13.0
IPO [Member] | Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		162,500
Sale of stock, price per share		$ 5.00
Warrant term	5 years
Warrants to purchase common stock	24,375
Warrant exericise price	$ 5.00
Over-Allotment Option [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	487,500